Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,877,000.00
Previously Paid Amount	0.00
Total Fee Amount	397.31
Total Offset Amount	0.00
Net Fee	397.31
Narrative - Max Aggregate Offering Price	$ 2,877,000.00
Final Prospectus	true